Schedule I - Notes to Appendix (Details) - Separate € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Debt Instruments
Cash fee	$ 35,760,000	$ 6,000
Ferroglobe Holding Company, LTD [Member]
Debt Instruments
Amounts payable, related party transactions	10,300,000			$ 57,900,000
Sociedad Estatal de Participaciones Industriales loan | Contingent liability for guarantees [member]
Debt Instruments
Estimated financial effect of contingent liabilities			€ 34.5	38,300,000
NMTC Program | Contingent liability for guarantees [member]
Debt Instruments
Estimated financial effect of contingent liabilities	7,000,000
Promissory note | Ferroglobe USA Metallurgical, Inc.
Debt Instruments
Amounts payable, related party transactions	$ 3,500,000			$ 3,500,000